Bank Loans (Details)										1 Months Ended		12 Months Ended
	Sep. 06, 2022 USD ($)	Sep. 06, 2021 USD ($)	Sep. 06, 2021 TWD ($)	Sep. 06, 2020 USD ($)	Sep. 06, 2019 USD ($)	Jan. 08, 2019 USD ($)	Oct. 01, 2018 USD ($)	Sep. 06, 2017	Jun. 12, 2017 USD ($)	Jul. 19, 2017 USD ($)	Jun. 28, 2016 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 14, 2023 USD ($)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 TWD ($)	Sep. 06, 2022 TWD ($)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 TWD ($)	Sep. 24, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jul. 15, 2021 TWD ($)	Jan. 15, 2021 USD ($)	Jan. 15, 2021 TWD ($)	Dec. 03, 2020 USD ($)	Oct. 03, 2020 USD ($)	Sep. 06, 2020 TWD ($)	Jul. 17, 2020 USD ($)	Jul. 17, 2020 TWD ($)	Apr. 08, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jan. 19, 2020 TWD ($)	Sep. 06, 2019 TWD ($)	Jul. 18, 2019 USD ($)	Jul. 18, 2019 TWD ($)	Jan. 31, 2019	Jan. 21, 2019 USD ($)	Oct. 01, 2018 TWD ($)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 TWD ($)	Jul. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 TWD ($)
Bank Loans (Details) [Line Items]
Principal amount																		$ 650,000	$ 20,000,000																		$ 1,000,000
Maturity date										Jul. 18, 2019
Bears interest rate																					1.68%	1.68%														12.00%	5.00%
Debt instrument term		1 year	1 year
Principal amount		$ 243,750	$ 7,500,000
Principal amount	$ 243,750																$ 7,500,000
Loan agreement	1 year
Interest at a fixed rate																					2.00%	2.00%
Received loan amount																										$ 350,000				$ 350,000
Forecast [Member]
Bank Loans (Details) [Line Items]
Principal amount															$ 650,000	$ 20,000,000
Principal amount														$ 650,000
Interest at a fixed rate															2.50%	2.50%
Cathay United Bank [Member]
Bank Loans (Details) [Line Items]
Interest expenses												$ 5,960	$ 5,639
CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Interest expenses												12,220	12,029
Cathay Bank [Member]
Bank Loans (Details) [Line Items]
Bears interest rate																																					1.00%
Interest expenses												46,957	$ 18,143
Outstanding loan balance												$ 1,000,000
Cathay United Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Principal amount				$ 243,750	$ 243,750		$ 243,750				$ 243,750																												$ 243,750
Maturity date											Jun. 28, 2017
Bears interest rate											1.15%																																1.15%
Debt instrument term				1 year	1 year		1 year	1 year
Cathay United Bank [Member]
Bank Loans (Details) [Line Items]
Bears interest rate												2.67%	2.10%
CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Principal amount									$ 325,000	$ 325,000											$ 650,000		$ 650,000					$ 650,000			$ 650,000			$ 650,000
Maturity date									Jan. 19, 2018
Debt instrument term										1 year
Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Received loan amount																																					$ 500,000
Exceeding amount						$ 500,000
Cathay Bank [Member]
Bank Loans (Details) [Line Items]
Principal amount																									$ 650,000
Cathay Bank [Member] | Maximum [Member]
Bank Loans (Details) [Line Items]
Principal amount																				$ 1,000,000
Cathay Bank [Member] | Minimum [Member]
Bank Loans (Details) [Line Items]
Principal amount																				$ 650,000
NT [Member] | Cathay United Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Principal amount																											$ 7,500,000						$ 7,500,000					$ 7,500,000		$ 7,500,000			$ 7,500,000
NT [Member] | CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Principal amount																						$ 20,000,000		$ 20,000,000					$ 20,000,000			$ 20,000,000			$ 20,000,000						$ 10,000,000	$ 10,000,000